Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2025
		(Unaudited)
Salary and welfare payables	$38,011	$12,201
Deposits from customers	24,660	41,878
Other tax payable	32,682	16,314
Service payable	39,028	37,283
Staff reimbursements	24,550	1,180
Total	$158,931	$108,856